Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000021955 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000021955 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[1]
C000021955 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[1]
C000021955 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[1]
C000021955 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[1]
C000021955 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[2]
C000021955 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000021955 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000021955 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000021955 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000021955 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000021955 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000021955 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000021955 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000021955 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[2]
C000021955 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[2]
C000021955 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000021955 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000021955 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021955 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000021955 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000021955 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
C000021955 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000021955 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021955 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021955 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021954 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
C000021954 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[3]
C000021954 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[3]
C000021954 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[3]
C000021954 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[3]
C000021954 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[4]
C000021954 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000021954 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000021954 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000021954 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000021954 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000021954 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000021954 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000021954 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000021954 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[4]
C000021954 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[4]
C000021954 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000021954 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000021954 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021954 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000021954 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000021954 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[4]
C000021954 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000021954 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021954 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021954 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021953 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[5]
C000021953 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[5]
C000021953 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[5]
C000021953 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[5]
C000021953 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[5]
C000021953 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[6]
C000021953 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000021953 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000021953 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000021953 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000021953 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000021953 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000021953 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[6]
C000021953 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[6]
C000021953 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[6]
C000021953 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[6]
C000021953 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
C000021953 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000021953 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021953 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000021953 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[6]
C000021953 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[6]
C000021953 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000021953 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021953 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021953 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021956 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000021956 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[7]
C000021956 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000021956 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000021956 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000021956 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[7]
C000021956 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000021956 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[7]
C000021956 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[7]
C000021956 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[7]
C000021956 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000021956 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[7]
C000021956 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000021956 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000021956 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000021956 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021956 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000183180 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000183180 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000183180 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[8]
C000183180 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000183180 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000183180 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000183180 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000183180 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[8]
C000183180 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[8]
C000183180 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[8]
C000183180 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000183180 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[8]
C000183180 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000183180 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000183180 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000183180 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183180 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183180 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021959 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000021959 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[9]
C000021959 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[9]
C000021959 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[9]
C000021959 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[9]
C000021959 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000021959 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000021959 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000021959 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[9]
C000021959 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[9]
C000021959 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[9]
C000021959 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[9]
C000021959 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[9]
C000021959 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000021959 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000021959 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000021958 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000021958 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[10]
C000021958 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[10]
C000021958 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000021958 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[10]
C000021958 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000021958 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000021958 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000021958 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[10]
C000021958 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000021958 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[10]
C000021958 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[10]
C000021958 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[10]
C000021958 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000021958 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000021958 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021958 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000021957 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000021957 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[11]
C000021957 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[11]
C000021957 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[11]
C000021957 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[11]
C000021957 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000021957 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000021957 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[11]
C000021957 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[11]
C000021957 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000021957 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[11]
C000021957 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[11]
C000021957 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[11]
C000021957 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000021957 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000021957 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021957 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021957 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000021960 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
C000021960 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[12]
C000021960 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[12]
C000021960 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000021960 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[12]
C000021960 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000021960 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[12]
C000021960 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000021960 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[12]
C000021960 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[12]
C000021960 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[12]
C000021960 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[12]
C000021960 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000021960 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000021960 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000021960 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000021960 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021961 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[13]
C000021961 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[13]
C000021961 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[13]
C000021961 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000021961 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[13]
C000021961 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000021961 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[13]
C000021961 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000021961 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[13]
C000021961 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[13]
C000021961 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[13]
C000021961 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[13]
C000021961 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000021961 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000021961 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000021961 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021961 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000021961 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021962 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[14]
C000021962 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000021962 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[14]
C000021962 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000021962 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14]
C000021962 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
C000021962 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[14]
C000021962 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000021962 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[14]
C000021962 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[14]
C000021962 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[14]
C000021962 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[14]
C000021962 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000021962 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000021962 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000021962 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000021962 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021965 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[15]
C000021965 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[15]
C000021965 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000021965 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[15]
C000021965 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[15]
C000021965 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000021965 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000021965 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000021965 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[15]
C000021965 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[15]
C000021965 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[15]
C000021965 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[15]
C000021965 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[15]
C000021965 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[15]
C000021965 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[15]
C000021965 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000021965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021965 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021964 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[16]
C000021964 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[16]
C000021964 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000021964 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[16]
C000021964 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[16]
C000021964 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000021964 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[16]
C000021964 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000021964 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[16]
C000021964 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[16]
C000021964 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[16]
C000021964 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[16]
C000021964 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[16]
C000021964 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[16]
C000021964 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[16]
C000021964 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000021964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021964 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021963 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[17]
C000021963 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000021963 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000021963 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[17]
C000021963 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[17]
C000021963 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000021963 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[17]
C000021963 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[17]
C000021963 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000021963 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[17]
C000021963 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[17]
C000021963 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[17]
C000021963 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[17]
C000021963 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000021963 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[17]
C000021963 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000021963 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021963 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021966 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[18]
C000021966 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000021966 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[18]
C000021966 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[18]
C000021966 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[18]
C000021966 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[18]
C000021966 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[18]
C000021966 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[18]
C000021966 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[18]
C000021966 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[18]
C000021966 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[18]
C000021966 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[18]
C000021966 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
C000021966 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000021966 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[18]
C000021966 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021966 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021966 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021967 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[19]
C000021967 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000021967 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[19]
C000021967 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[19]
C000021967 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[19]
C000021967 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[19]
C000021967 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[19]
C000021967 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[19]
C000021967 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[19]
C000021967 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[19]
C000021967 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[19]
C000021967 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[19]
C000021967 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[19]
C000021967 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000021967 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[19]
C000021967 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021967 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021968 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[20]
C000021968 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20]
C000021968 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000021968 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[20]
C000021968 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[20]
C000021968 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[20]
C000021968 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[20]
C000021968 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000021968 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[20]
C000021968 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[20]
C000021968 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[20]
C000021968 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[20]
C000021968 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[20]
C000021968 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000021968 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[20]
C000021968 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021968 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021971 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[21]
C000021971 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[21]
C000021971 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[21]
C000021971 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000021971 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%	[21]
C000021971 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[21]
C000021971 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000021971 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000021971 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[21]
C000021971 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000021971 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[21]
C000021971 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000021971 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
C000021971 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000021971 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[21]
C000021971 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021971 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021970 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[22]
C000021970 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[22]
C000021970 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[22]
C000021970 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[22]
C000021970 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%	[22]
C000021970 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[22]
C000021970 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000021970 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[22]
C000021970 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[22]
C000021970 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[22]
C000021970 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[22]
C000021970 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[22]
C000021970 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[22]
C000021970 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000021970 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000021970 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021970 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021969 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[23]
C000021969 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[23]
C000021969 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[23]
C000021969 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[23]
C000021969 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%	[23]
C000021969 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[23]
C000021969 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000021969 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[23]
C000021969 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[23]
C000021969 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
C000021969 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[23]
C000021969 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[23]
C000021969 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[23]
C000021969 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000021969 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[23]
C000021969 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021969 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021975 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[24]
C000021975 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[24]
C000021975 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[24]
C000021975 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[24]
C000021975 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[24]
C000021975 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[24]
C000021975 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[24]
C000021975 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[24]
C000021975 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[24]
C000021975 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[24]
C000021975 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[24]
C000021975 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[24]
C000021975 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[24]
C000021975 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[24]
C000021975 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000021975 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021976 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[25]
C000021976 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[25]
C000021976 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[25]
C000021976 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[25]
C000021976 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[25]
C000021976 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[25]
C000021976 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[25]
C000021976 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[25]
C000021976 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[25]
C000021976 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[25]
C000021976 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[25]
C000021976 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[25]
C000021976 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[25]
C000021976 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000021976 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[25]
C000021976 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021976 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021977 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[26]
C000021977 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[26]
C000021977 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[26]
C000021977 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[26]
C000021977 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
C000021977 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[26]
C000021977 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[26]
C000021977 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[26]
C000021977 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[26]
C000021977 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[26]
C000021977 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
C000021977 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000021977 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[26]
C000021977 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[26]
C000021977 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[26]
C000021977 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021977 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021983 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000021983 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000021983 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[27]
C000021983 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[27]
C000021983 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[27]
C000021983 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[27]
C000021983 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[27]
C000021983 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[27]
C000021983 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[27]
C000021983 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000021983 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[27]
C000021983 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[27]
C000021983 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[27]
C000021983 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[27]
C000021983 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000021983 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021983 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021983 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021982 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[28]
C000021982 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[28]
C000021982 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[28]
C000021982 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
C000021982 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[28]
C000021982 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[28]
C000021982 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[28]
C000021982 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[28]
C000021982 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[28]
C000021982 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[28]
C000021982 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[28]
C000021982 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[28]
C000021982 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[28]
C000021982 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[28]
C000021982 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[28]
C000021982 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021982 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021982 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021982 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021981 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[29]
C000021981 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[29]
C000021981 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[29]
C000021981 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[29]
C000021981 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[29]
C000021981 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[29]
C000021981 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[29]
C000021981 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[29]
C000021981 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[29]
C000021981 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000021981 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[29]
C000021981 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[29]
C000021981 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[29]
C000021981 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[29]
C000021981 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000021981 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021981 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021981 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021984 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[30]
C000021984 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[30]
C000021984 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[30]
C000021984 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[30]
C000021984 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[30]
C000021984 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[30]
C000021984 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[31]
C000021984 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[31]
C000021984 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[31]
C000021984 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[31]
C000021984 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[31]
C000021984 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[31]
C000021984 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[31]
C000021984 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000021984 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[31]
C000021984 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[31]
C000021984 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[31]
C000021984 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000021984 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[31]
C000021984 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[31]
C000021984 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[31]
C000021984 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021984 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021985 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[32]
C000021985 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[32]
C000021985 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[32]
C000021985 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[32]
C000021985 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[32]
C000021985 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[32]
C000021985 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000021985 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[33]
C000021985 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[33]
C000021985 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[33]
C000021985 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[33]
C000021985 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[33]
C000021985 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[33]
C000021985 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[33]
C000021985 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[33]
C000021985 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[33]
C000021985 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[33]
C000021985 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[33]
C000021985 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[33]
C000021985 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[33]
C000021985 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000021985 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021985 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021985 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021986 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[34]
C000021986 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[34]
C000021986 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[34]
C000021986 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[34]
C000021986 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[34]
C000021986 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[34]
C000021986 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[35]
C000021986 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[35]
C000021986 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[35]
C000021986 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[35]
C000021986 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000021986 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[35]
C000021986 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[35]
C000021986 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[35]
C000021986 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[35]
C000021986 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[35]
C000021986 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[35]
C000021986 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[35]
C000021986 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[35]
C000021986 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[35]
C000021986 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[35]
C000021986 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021986 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021986 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021989 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%	[36]
C000021989 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[36]
C000021989 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021988 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%	[37]
C000021988 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[37]
C000021988 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021987 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%	[38]
C000021987 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[38]
C000021987 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021987 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021990 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[39]
C000021990 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[39]
C000021990 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[39]
C000021990 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[39]
C000021990 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[39]
C000021990 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[39]
C000021990 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[39]
C000021990 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[39]
C000021990 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[39]
C000021990 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[39]
C000021990 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[39]
C000021990 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[39]
C000021990 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[39]
C000021990 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[39]
C000021990 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021990 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021990 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000021990 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[39]
C000021991 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[40]
C000021991 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[40]
C000021991 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[40]
C000021991 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[40]
C000021991 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[40]
C000021991 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[40]
C000021991 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[40]
C000021991 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[40]
C000021991 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[40]
C000021991 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[40]
C000021991 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[40]
C000021991 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[40]
C000021991 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[40]
C000021991 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[40]
C000021991 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021991 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000021991 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[40]
C000021994 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[41]
C000021994 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[41]
C000021994 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000021994 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[41]
C000021994 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[41]
C000021994 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[41]
C000021994 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[41]
C000021994 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[41]
C000021994 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[41]
C000021994 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[41]
C000021994 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[41]
C000021994 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[41]
C000021994 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[41]
C000021994 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[41]
C000021994 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[41]
C000021994 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021993 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[42]
C000021993 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[42]
C000021993 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[42]
C000021993 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[42]
C000021993 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[42]
C000021993 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[42]
C000021993 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[42]
C000021993 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[42]
C000021993 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[42]
C000021993 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[42]
C000021993 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[42]
C000021993 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[42]
C000021993 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[42]
C000021993 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[42]
C000021993 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[42]
C000021993 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021993 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021992 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[43]
C000021992 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[43]
C000021992 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000021992 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[43]
C000021992 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[43]
C000021992 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[43]
C000021992 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[43]
C000021992 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[43]
C000021992 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[43]
C000021992 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[43]
C000021992 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[43]
C000021992 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[43]
C000021992 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[43]
C000021992 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[43]
C000021992 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[43]
C000021992 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021992 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021998 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[44]
C000021998 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[44]
C000021998 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[44]
C000021998 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[44]
C000021998 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[44]
C000021998 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[44]
C000021998 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[44]
C000021998 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[44]
C000021998 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[44]
C000021998 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[44]
C000021998 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[44]
C000021998 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[44]
C000021998 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[44]
C000021998 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[44]
C000021998 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[44]
C000021998 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021998 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000021999 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[45]
C000021999 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[45]
C000021999 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[45]
C000021999 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[45]
C000021999 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[45]
C000021999 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[45]
C000021999 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[45]
C000021999 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[45]
C000021999 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[45]
C000021999 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[45]
C000021999 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[45]
C000021999 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[45]
C000021999 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[45]
C000021999 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[45]
C000021999 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[45]
C000021999 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021999 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000022000 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[46]
C000022000 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
C000022000 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[46]
C000022000 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[46]
C000022000 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[46]
C000022000 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[46]
C000022000 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[46]
C000022000 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[46]
C000022000 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[46]
C000022000 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[46]
C000022000 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[46]
C000022000 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[46]
C000022000 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[46]
C000022000 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[46]
C000022000 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[46]
C000022000 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000022003 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[47]
C000022003 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[47]
C000022003 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[47]
C000022003 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[47]
C000022003 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[47]
C000022003 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[47]
C000022003 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[47]
C000022003 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[47]
C000022003 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[47]
C000022003 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[47]
C000022003 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[47]
C000022003 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[47]
C000022003 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[47]
C000022003 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[47]
C000022003 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[47]
C000022003 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022003 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000022002 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[48]
C000022002 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[48]
C000022002 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[48]
C000022002 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000022002 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[48]
C000022002 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[48]
C000022002 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[48]
C000022002 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[48]
C000022002 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[48]
C000022002 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[48]
C000022002 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000022002 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[48]
C000022002 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[48]
C000022002 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[48]
C000022002 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[48]
C000022002 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022002 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000022001 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[49]
C000022001 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[49]
C000022001 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[49]
C000022001 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[49]
C000022001 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[49]
C000022001 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[49]
C000022001 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[49]
C000022001 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[49]
C000022001 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[49]
C000022001 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[49]
C000022001 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000022001 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[49]
C000022001 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[49]
C000022001 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[49]
C000022001 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[49]
C000022001 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000109738 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[50]
C000109738 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[50]
C000109738 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[50]
C000109738 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[50]
C000109738 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[50]
C000109738 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[50]
C000109738 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[50]
C000109738 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[50]
C000109738 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[50]
C000109738 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[50]
C000109738 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[50]
C000109738 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[50]
C000109738 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[50]
C000109738 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[50]
C000109738 [Member] | Auto Parts Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[50]
C000109738 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000109738 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000022007 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[51]
C000022007 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000022007 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[51]
C000022007 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[51]
C000022007 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[51]
C000022007 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[51]
C000022007 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000022007 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[51]
C000022007 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[51]
C000022007 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[51]
C000022007 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[51]
C000022007 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[51]
C000022007 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[51]
C000022007 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[51]
C000022007 [Member] | Auto Parts Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[51]
C000022007 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022007 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000022008 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[52]
C000022008 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[52]
C000022008 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[52]
C000022008 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[52]
C000022008 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[52]
C000022008 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[52]
C000022008 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[52]
C000022008 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[52]
C000022008 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[52]
C000022008 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[52]
C000022008 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[52]
C000022008 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[52]
C000022008 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[52]
C000022008 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[52]
C000022008 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[52]
C000022008 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022008 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000022011 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000022011 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022011 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[53]
C000022011 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[53]
C000022011 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[53]
C000022011 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[53]
C000022011 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[53]
C000022011 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[53]
C000022011 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[53]
C000022011 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[53]
C000022011 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[53]
C000022011 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[53]
C000022011 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[53]
C000022011 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[53]
C000022011 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[53]
C000022011 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[53]
C000022011 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[53]
C000022011 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022011 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022011 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022011 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022011 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022011 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022011 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000022011 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022011 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022011 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022011 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022011 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022011 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000022011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022011 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000022010 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000022010 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022010 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[54]
C000022010 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[54]
C000022010 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[54]
C000022010 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[54]
C000022010 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[54]
C000022010 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[54]
C000022010 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[54]
C000022010 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[54]
C000022010 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[54]
C000022010 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[54]
C000022010 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[54]
C000022010 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[54]
C000022010 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[54]
C000022010 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[54]
C000022010 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[54]
C000022010 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022010 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022010 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022010 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022010 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022010 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022010 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000022010 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022010 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022010 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022010 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022010 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022010 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000022010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022010 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000022009 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000022009 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022009 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[55]
C000022009 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[55]
C000022009 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[55]
C000022009 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[55]
C000022009 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[55]
C000022009 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[55]
C000022009 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[55]
C000022009 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[55]
C000022009 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[55]
C000022009 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[55]
C000022009 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[55]
C000022009 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[55]
C000022009 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[55]
C000022009 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[55]
C000022009 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[55]
C000022009 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022009 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022009 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022009 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022009 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022009 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022009 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000022009 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022009 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022009 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022009 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022009 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022009 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000022009 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022009 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000022012 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022012 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022012 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[56]
C000022012 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[56]
C000022012 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[56]
C000022012 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[56]
C000022012 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[56]
C000022012 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[56]
C000022012 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[56]
C000022012 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[56]
C000022012 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[56]
C000022012 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[56]
C000022012 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[56]
C000022012 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[56]
C000022012 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[56]
C000022012 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[56]
C000022012 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[56]
C000022012 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022012 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000022012 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022012 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022012 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022012 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022012 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022012 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022012 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022012 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022012 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022012 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000022012 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022013 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022013 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022013 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[57]
C000022013 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[57]
C000022013 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[57]
C000022013 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[57]
C000022013 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[57]
C000022013 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[57]
C000022013 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[57]
C000022013 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[57]
C000022013 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[57]
C000022013 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[57]
C000022013 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[57]
C000022013 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[57]
C000022013 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[57]
C000022013 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[57]
C000022013 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[57]
C000022013 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022013 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000022013 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022013 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022013 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022013 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022013 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022013 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022013 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022013 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022013 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022013 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000022013 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022014 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022014 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022014 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[58]
C000022014 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[58]
C000022014 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[58]
C000022014 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[58]
C000022014 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[58]
C000022014 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[58]
C000022014 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[58]
C000022014 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[58]
C000022014 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[58]
C000022014 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[58]
C000022014 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[58]
C000022014 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[58]
C000022014 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[58]
C000022014 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[58]
C000022014 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[58]
C000022014 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022014 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000022014 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022014 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022014 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022014 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022014 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022014 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022014 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022014 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022014 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022014 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000022014 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022017 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022017 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[59]
C000022017 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	63.60%	[59]
C000022017 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[59]
C000022017 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[59]
C000022017 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[59]
C000022017 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[59]
C000022017 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[59]
C000022017 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[59]
C000022017 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[60]
C000022017 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[60]
C000022017 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[60]
C000022017 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[60]
C000022017 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[60]
C000022017 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[60]
C000022017 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022017 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000022017 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022017 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022017 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022017 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022017 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022017 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022017 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022017 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022017 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022017 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022017 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(48.70%)
C000022017 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[60]
C000022017 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[60]
C000022017 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[60]
C000022017 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%	[60]
C000022017 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[60]
C000022017 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[60]
C000022017 [Member] | Savings And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[60]
C000022017 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[60]
C000022017 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[60]
C000022016 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022016 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[61]
C000022016 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	63.60%	[61]
C000022016 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[61]
C000022016 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[61]
C000022016 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[61]
C000022016 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[61]
C000022016 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[61]
C000022016 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[61]
C000022016 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[62]
C000022016 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[62]
C000022016 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[62]
C000022016 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[62]
C000022016 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[62]
C000022016 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[62]
C000022016 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022016 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000022016 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022016 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022016 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022016 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022016 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022016 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022016 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022016 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022016 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022016 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022016 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(48.70%)
C000022016 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[62]
C000022016 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[62]
C000022016 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[62]
C000022016 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%	[62]
C000022016 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[62]
C000022016 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[62]
C000022016 [Member] | Savings And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[62]
C000022016 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[62]
C000022016 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[62]
C000022015 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022015 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[63]
C000022015 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	63.60%	[63]
C000022015 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[63]
C000022015 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[63]
C000022015 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[63]
C000022015 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[63]
C000022015 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[63]
C000022015 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[63]
C000022015 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[64]
C000022015 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[64]
C000022015 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[64]
C000022015 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[64]
C000022015 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[64]
C000022015 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[64]
C000022015 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022015 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000022015 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022015 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022015 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022015 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022015 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022015 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022015 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022015 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022015 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022015 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022015 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(48.70%)
C000022015 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[64]
C000022015 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[64]
C000022015 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[64]
C000022015 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%	[64]
C000022015 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[64]
C000022015 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[64]
C000022015 [Member] | Savings And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[64]
C000022015 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[64]
C000022015 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[64]
C000022018 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022018 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022018 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[65]
C000022018 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[65]
C000022018 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[65]
C000022018 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[65]
C000022018 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[65]
C000022018 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[65]
C000022018 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[65]
C000022018 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[65]
C000022018 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[65]
C000022018 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[65]
C000022018 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[65]
C000022018 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[65]
C000022018 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[65]
C000022018 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[65]
C000022018 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[65]
C000022018 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022018 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022018 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022018 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022018 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000022018 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022018 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022018 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022018 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022018 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022018 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022018 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022018 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000022019 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022019 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022019 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[66]
C000022019 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[66]
C000022019 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[66]
C000022019 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[66]
C000022019 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[66]
C000022019 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[66]
C000022019 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[66]
C000022019 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[66]
C000022019 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[66]
C000022019 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[66]
C000022019 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[66]
C000022019 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[66]
C000022019 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[66]
C000022019 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[66]
C000022019 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[66]
C000022019 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022019 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022019 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022019 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022019 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000022019 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022019 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022019 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022019 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022019 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022019 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022019 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022019 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000022020 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022020 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022020 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[67]
C000022020 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[67]
C000022020 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[67]
C000022020 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[67]
C000022020 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[67]
C000022020 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[67]
C000022020 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[67]
C000022020 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[67]
C000022020 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[67]
C000022020 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[67]
C000022020 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[67]
C000022020 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[67]
C000022020 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[67]
C000022020 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[67]
C000022020 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[67]
C000022020 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022020 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022020 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022020 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022020 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000022020 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022020 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022020 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022020 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022020 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022020 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022020 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022020 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000022023 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022023 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022023 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[68]
C000022023 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[68]
C000022023 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[68]
C000022023 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[68]
C000022023 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[68]
C000022023 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%	[68]
C000022023 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[68]
C000022023 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[68]
C000022023 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[68]
C000022023 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[68]
C000022023 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[68]
C000022023 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[68]
C000022023 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[68]
C000022023 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[68]
C000022023 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[68]
C000022023 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022023 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000022023 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022023 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022023 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022023 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000022023 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022023 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022023 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000022022 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022022 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022022 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[69]
C000022022 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[69]
C000022022 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[69]
C000022022 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[69]
C000022022 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[69]
C000022022 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%	[69]
C000022022 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[69]
C000022022 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[69]
C000022022 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[69]
C000022022 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[69]
C000022022 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[69]
C000022022 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[69]
C000022022 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[69]
C000022022 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[69]
C000022022 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[69]
C000022022 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022022 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000022022 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022022 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022022 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022022 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022022 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000022022 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022022 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022022 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000022021 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022021 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022021 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[70]
C000022021 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[70]
C000022021 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[70]
C000022021 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[70]
C000022021 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[70]
C000022021 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%	[70]
C000022021 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[70]
C000022021 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[70]
C000022021 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[70]
C000022021 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[70]
C000022021 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[70]
C000022021 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[70]
C000022021 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[70]
C000022021 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[70]
C000022021 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[70]
C000022021 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022021 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000022021 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022021 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022021 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022021 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022021 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000022021 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022021 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022021 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000109739 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109739 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000109739 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[71]
C000109739 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[71]
C000109739 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[71]
C000109739 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[71]
C000109739 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[71]
C000109739 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[71]
C000109739 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[71]
C000109739 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[71]
C000109739 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[71]
C000109739 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[71]
C000109739 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[71]
C000109739 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[71]
C000109739 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[71]
C000109739 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[71]
C000109739 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[71]
C000109739 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000109739 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109739 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000109739 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109739 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109739 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000109739 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000109739 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109739 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109739 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000109739 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109739 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109739 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109739 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000109739 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109739 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109739 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000022024 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022024 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022024 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[72]
C000022024 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[72]
C000022024 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[72]
C000022024 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[72]
C000022024 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[72]
C000022024 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[72]
C000022024 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[72]
C000022024 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[72]
C000022024 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[72]
C000022024 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[72]
C000022024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[72]
C000022024 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[72]
C000022024 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[72]
C000022024 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[72]
C000022024 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[72]
C000022024 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022024 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022024 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022024 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022024 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022024 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000022024 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022024 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022024 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022024 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000022024 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022024 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022024 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022024 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022024 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022024 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022024 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000022025 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022025 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022025 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[73]
C000022025 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[73]
C000022025 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[73]
C000022025 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[73]
C000022025 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[73]
C000022025 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[73]
C000022025 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[73]
C000022025 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[73]
C000022025 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[73]
C000022025 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[73]
C000022025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[73]
C000022025 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[73]
C000022025 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[73]
C000022025 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[73]
C000022025 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[73]
C000022025 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022025 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022025 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022025 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022025 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022025 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000022025 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022025 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022025 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022025 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000022025 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022025 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022025 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022025 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022025 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022025 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022025 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000022028 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[74]
C000022028 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%	[74]
C000022028 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%	[74]
C000022028 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[74]
C000022028 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[75]
C000022028 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[75]
C000022028 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[75]
C000022028 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[75]
C000022028 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[75]
C000022028 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[75]
C000022028 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[75]
C000022028 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[75]
C000022028 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[75]
C000022028 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[75]
C000022028 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[75]
C000022028 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[75]
C000022028 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[75]
C000022028 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[75]
C000022028 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[75]
C000022028 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022028 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000022028 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022027 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[76]
C000022027 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%	[76]
C000022027 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%	[76]
C000022027 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[76]
C000022027 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[77]
C000022027 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[77]
C000022027 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[77]
C000022027 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[77]
C000022027 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[77]
C000022027 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[77]
C000022027 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[77]
C000022027 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[77]
C000022027 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[77]
C000022027 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[77]
C000022027 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[77]
C000022027 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[77]
C000022027 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[77]
C000022027 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[77]
C000022027 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[77]
C000022027 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022027 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000022027 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022026 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[78]
C000022026 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%	[78]
C000022026 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%	[78]
C000022026 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[78]
C000022026 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[79]
C000022026 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[79]
C000022026 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[79]
C000022026 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[79]
C000022026 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[79]
C000022026 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[79]
C000022026 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[79]
C000022026 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[79]
C000022026 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[79]
C000022026 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[79]
C000022026 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[79]
C000022026 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[79]
C000022026 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[79]
C000022026 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[79]
C000022026 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[79]
C000022026 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022026 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000022026 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022029 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[80]
C000022029 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%	[80]
C000022029 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[80]
C000022029 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[80]
C000022029 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[80]
C000022029 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[80]
C000022029 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[80]
C000022029 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[80]
C000022029 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[81]
C000022029 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[81]
C000022029 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[81]
C000022029 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%	[81]
C000022029 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[81]
C000022029 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[81]
C000022029 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[81]
C000022029 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000022029 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[81]
C000022029 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[81]
C000022029 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[81]
C000022029 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[81]
C000022029 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[81]
C000022029 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000022029 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000022029 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[81]
C000022029 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[81]
C000022029 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022029 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022029 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000022029 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022029 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022029 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022030 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[82]
C000022030 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%	[82]
C000022030 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[82]
C000022030 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[82]
C000022030 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[82]
C000022030 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[82]
C000022030 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[82]
C000022030 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[82]
C000022030 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[83]
C000022030 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[83]
C000022030 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[83]
C000022030 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%	[83]
C000022030 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[83]
C000022030 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[83]
C000022030 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[83]
C000022030 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000022030 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[83]
C000022030 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[83]
C000022030 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[83]
C000022030 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[83]
C000022030 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[83]
C000022030 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000022030 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000022030 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[83]
C000022030 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[83]
C000022030 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022030 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022030 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000022030 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022030 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022030 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022031 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[84]
C000022031 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%	[84]
C000022031 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[84]
C000022031 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[84]
C000022031 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[84]
C000022031 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[84]
C000022031 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[84]
C000022031 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[84]
C000022031 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[85]
C000022031 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[85]
C000022031 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[85]
C000022031 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%	[85]
C000022031 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[85]
C000022031 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[85]
C000022031 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[85]
C000022031 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[85]
C000022031 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[85]
C000022031 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[85]
C000022031 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[85]
C000022031 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[85]
C000022031 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[85]
C000022031 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000022031 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000022031 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[85]
C000022031 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[85]
C000022031 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022031 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022031 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000022031 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022031 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022031 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022034 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[86]
C000022034 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[86]
C000022034 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[86]
C000022034 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[86]
C000022034 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[86]
C000022034 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[86]
C000022034 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[86]
C000022034 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[86]
C000022034 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[86]
C000022034 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[86]
C000022034 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[86]
C000022034 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[86]
C000022034 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[86]
C000022034 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022034 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022034 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[86]
C000022034 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[86]
C000022034 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022034 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022034 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022034 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022034 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000022034 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022034 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022033 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[87]
C000022033 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[87]
C000022033 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[87]
C000022033 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[87]
C000022033 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[87]
C000022033 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[87]
C000022033 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[87]
C000022033 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[87]
C000022033 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[87]
C000022033 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[87]
C000022033 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[87]
C000022033 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[87]
C000022033 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[87]
C000022033 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022033 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022033 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[87]
C000022033 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[87]
C000022033 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022033 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022033 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022033 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022033 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000022033 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022033 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022032 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[88]
C000022032 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[88]
C000022032 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[88]
C000022032 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[88]
C000022032 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[88]
C000022032 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[88]
C000022032 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[88]
C000022032 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[88]
C000022032 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[88]
C000022032 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[88]
C000022032 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[88]
C000022032 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[88]
C000022032 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[88]
C000022032 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022032 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022032 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[88]
C000022032 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[88]
C000022032 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022032 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022032 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022032 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022032 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000022032 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022032 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022035 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[89]
C000022035 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[89]
C000022035 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[89]
C000022035 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[89]
C000022035 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[89]
C000022035 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[89]
C000022035 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[89]
C000022035 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[89]
C000022035 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[89]
C000022035 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[89]
C000022035 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[89]
C000022035 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[89]
C000022035 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[89]
C000022035 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[89]
C000022035 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000022035 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022035 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[89]
C000022035 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022035 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022035 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000022035 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000022035 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022035 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022035 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022036 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[90]
C000022036 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[90]
C000022036 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[90]
C000022036 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[90]
C000022036 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[90]
C000022036 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[90]
C000022036 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[90]
C000022036 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[90]
C000022036 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[90]
C000022036 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[90]
C000022036 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[90]
C000022036 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[90]
C000022036 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[90]
C000022036 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[90]
C000022036 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000022036 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022036 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[90]
C000022036 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022036 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022036 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000022036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000022036 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022036 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022036 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022037 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[91]
C000022037 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[91]
C000022037 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[91]
C000022037 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[91]
C000022037 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[91]
C000022037 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[91]
C000022037 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[91]
C000022037 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[91]
C000022037 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[91]
C000022037 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[91]
C000022037 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[91]
C000022037 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[91]
C000022037 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[91]
C000022037 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[91]
C000022037 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000022037 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022037 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[91]
C000022037 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022037 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022037 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000022037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000022037 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022037 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022037 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109363 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000109363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000109363 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000109363 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109363 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109363 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000109363 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000109363 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169131 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000169131 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169131 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169131 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169131 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169131 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000169131 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000169131 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169132 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000169132 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169132 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000169132 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169132 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169132 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000169132 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000169132 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000115991 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000115991 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000115991 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000115991 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000115991 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000115991 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000115991 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000115991 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000164959 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000164959 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	59.70%	[92]
C000164959 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[92]
C000164959 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%	[92]
C000164959 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[92]
C000164959 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[93]
C000164959 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[93]
C000164959 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[93]
C000164959 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[93]
C000164959 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[93]
C000164959 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[93]
C000164959 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[93]
C000164959 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[93]
C000164959 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[93]
C000164959 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[93]
C000164959 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[93]
C000164959 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[93]
C000164959 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[93]
C000164959 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[93]
C000164959 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000164959 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164959 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164959 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164959 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164959 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[93]
C000171604 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000171604 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	59.70%	[94]
C000171604 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[94]
C000171604 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%	[94]
C000171604 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[94]
C000171604 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[95]
C000171604 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[95]
C000171604 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[95]
C000171604 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[95]
C000171604 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[95]
C000171604 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[95]
C000171604 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[95]
C000171604 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[95]
C000171604 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[95]
C000171604 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[95]
C000171604 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[95]
C000171604 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[95]
C000171604 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[95]
C000171604 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[95]
C000171604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000171604 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171604 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171604 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171604 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171604 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171604 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[95]
C000171605 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[96]
C000171605 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[96]
C000171605 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[96]
C000171605 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[96]
C000171605 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[96]
C000171605 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[96]
C000171605 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[96]
C000171605 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[96]
C000171605 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[96]
C000171605 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[96]
C000171605 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[96]
C000171605 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[96]
C000171605 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[96]
C000171605 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[96]
C000171605 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[96]
C000171605 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000171605 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000171605 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171605 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171605 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171605 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171605 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000171605 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171605 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171605 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171605 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171605 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171605 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164960 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[97]
C000164960 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[97]
C000164960 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[97]
C000164960 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[97]
C000164960 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[97]
C000164960 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[97]
C000164960 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[97]
C000164960 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[97]
C000164960 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[97]
C000164960 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[97]
C000164960 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[97]
C000164960 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[97]
C000164960 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[97]
C000164960 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[97]
C000164960 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[97]
C000164960 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000164960 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000164960 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164960 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000164960 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000164960 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000164960 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164960 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164960 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164960 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164960 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164960 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000177070 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.70%	[98]
C000177070 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[98]
C000177070 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[98]
C000177070 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[98]
C000177070 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[98]
C000177070 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[99]
C000177070 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[99]
C000177070 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%	[99]
C000177070 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[99]
C000177070 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[99]
C000177070 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[99]
C000177070 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[99]
C000177070 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[99]
C000177070 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[99]
C000177070 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[99]
C000177070 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[99]
C000177070 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[99]
C000177070 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[99]
C000177070 [Member] | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[99]
C000177070 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[99]
C000177070 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000177070 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000177070 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177070 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000177070 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000177070 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177070 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177069 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.70%	[100]
C000177069 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[100]
C000177069 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[100]
C000177069 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[100]
C000177069 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[100]
C000177069 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[101]
C000177069 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[101]
C000177069 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%	[101]
C000177069 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[101]
C000177069 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[101]
C000177069 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[101]
C000177069 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[101]
C000177069 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[101]
C000177069 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[101]
C000177069 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[101]
C000177069 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[101]
C000177069 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[101]
C000177069 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[101]
C000177069 [Member] | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[101]
C000177069 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[101]
C000177069 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000177069 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000177069 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177069 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000177069 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000177069 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177069 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177071 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177071 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000177071 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[102]
C000177071 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[102]
C000177071 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[102]
C000177071 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[102]
C000177071 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[102]
C000177071 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[102]
C000177071 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[102]
C000177071 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[102]
C000177071 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[102]
C000177071 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[102]
C000177071 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[102]
C000177071 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[102]
C000177071 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[102]
C000177071 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[102]
C000177071 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[102]
C000177071 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000177071 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000177071 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000177071 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000177071 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000177071 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000177071 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177071 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177071 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000177071 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000177071 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177071 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177071 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000177072 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177072 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000177072 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[103]
C000177072 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[103]
C000177072 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[103]
C000177072 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[103]
C000177072 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[103]
C000177072 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[103]
C000177072 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[103]
C000177072 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[103]
C000177072 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[103]
C000177072 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[103]
C000177072 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[103]
C000177072 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[103]
C000177072 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[103]
C000177072 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[103]
C000177072 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[103]
C000177072 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000177072 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000177072 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000177072 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000177072 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000177072 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000177072 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177072 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177072 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000177072 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000177072 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177072 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177072 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000177074 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[104]
C000177074 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[104]
C000177074 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[104]
C000177074 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[104]
C000177074 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[104]
C000177074 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[104]
C000177074 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[104]
C000177074 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[104]
C000177074 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[104]
C000177074 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[104]
C000177074 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[104]
C000177074 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[104]
C000177074 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[104]
C000177074 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[104]
C000177074 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[104]
C000177074 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177074 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177074 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000177073 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[105]
C000177073 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[105]
C000177073 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[105]
C000177073 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[105]
C000177073 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[105]
C000177073 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[105]
C000177073 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[105]
C000177073 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[105]
C000177073 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[105]
C000177073 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[105]
C000177073 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[105]
C000177073 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[105]
C000177073 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[105]
C000177073 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[105]
C000177073 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[105]
C000177073 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177073 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177073 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000177075 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[106]
C000177075 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[106]
C000177075 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[106]
C000177075 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[106]
C000177075 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[106]
C000177075 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[106]
C000177075 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[106]
C000177075 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[106]
C000177075 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[106]
C000177075 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[106]
C000177075 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[106]
C000177075 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[106]
C000177075 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[106]
C000177075 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[106]
C000177075 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[106]
C000177075 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177075 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177075 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000177076 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[107]
C000177076 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[107]
C000177076 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[107]
C000177076 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[107]
C000177076 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[107]
C000177076 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[107]
C000177076 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[107]
C000177076 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[107]
C000177076 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[107]
C000177076 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[107]
C000177076 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[107]
C000177076 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[107]
C000177076 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[107]
C000177076 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[107]
C000177076 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[107]
C000177076 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177076 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177076 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000177077 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177077 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000177077 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000177077 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000177078 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177078 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000177078 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000177078 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000177079 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177079 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000177079 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000177079 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000177080 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177080 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000177080 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000177080 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000177082 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177082 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000177082 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000177082 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000177081 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177081 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000177081 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000177081 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000191735 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[108]
C000191735 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[108]
C000191735 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[108]
C000191735 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[108]
C000191735 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[108]
C000191735 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[108]
C000191735 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[108]
C000191735 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[108]
C000191735 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[108]
C000191735 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[108]
C000191735 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[108]
C000191735 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[108]
C000191735 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[108]
C000191735 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[108]
C000191735 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[108]
C000191735 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000191735 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000191735 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000191735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191735 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000191735 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000191735 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000191735 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191736 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[109]
C000191736 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[109]
C000191736 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[109]
C000191736 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[109]
C000191736 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[109]
C000191736 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[109]
C000191736 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[109]
C000191736 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[109]
C000191736 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[109]
C000191736 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[109]
C000191736 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[109]
C000191736 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[109]
C000191736 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[109]
C000191736 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[109]
C000191736 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[109]
C000191736 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000191736 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000191736 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000191736 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191736 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000191736 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000191736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000191736 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193968 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[110]
C000193968 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[110]
C000193968 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[110]
C000193968 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[110]
C000193968 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[110]
C000193968 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[110]
C000193968 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[110]
C000193968 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[110]
C000193968 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[110]
C000193968 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[110]
C000193968 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[110]
C000193968 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[110]
C000193968 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[110]
C000193968 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[110]
C000193968 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[110]
C000193968 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000193968 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193968 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000193967 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[111]
C000193967 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[111]
C000193967 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[111]
C000193967 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[111]
C000193967 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[111]
C000193967 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[111]
C000193967 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[111]
C000193967 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[111]
C000193967 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[111]
C000193967 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[111]
C000193967 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[111]
C000193967 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[111]
C000193967 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[111]
C000193967 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[111]
C000193967 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[111]
C000193967 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000193967 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193967 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000193969 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[112]
C000193969 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[112]
C000193969 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[112]
C000193969 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[112]
C000193969 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[112]
C000193969 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[112]
C000193969 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[112]
C000193969 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[112]
C000193969 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[112]
C000193969 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[112]
C000193969 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[112]
C000193969 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[112]
C000193969 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[112]
C000193969 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[112]
C000193969 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[112]
C000193969 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193969 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193969 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193969 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000193969 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000193969 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193969 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193969 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193970 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[113]
C000193970 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[113]
C000193970 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[113]
C000193970 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[113]
C000193970 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[113]
C000193970 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[113]
C000193970 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[113]
C000193970 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[113]
C000193970 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[113]
C000193970 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[113]
C000193970 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[113]
C000193970 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[113]
C000193970 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[113]
C000193970 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[113]
C000193970 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[113]
C000193970 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193970 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193970 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193970 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193970 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000193970 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000193970 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193970 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193970 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193972 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000193972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000193972 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193972 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193972 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000193972 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000193972 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000193971 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000193971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000193971 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193971 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193971 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000193971 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000193971 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000193973 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%	[114]
C000193973 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[114]
C000193973 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[114]
C000193973 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[114]
C000193973 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[114]
C000193973 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[115]
C000193973 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[115]
C000193973 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[115]
C000193973 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[115]
C000193973 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[115]
C000193973 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[115]
C000193973 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[115]
C000193973 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[115]
C000193973 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[115]
C000193973 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[115]
C000193973 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[115]
C000193973 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[115]
C000193973 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[115]
C000193973 [Member] | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[115]
C000193973 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[115]
C000193973 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193973 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000193973 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193973 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000193973 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000193973 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193973 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193974 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%	[116]
C000193974 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[116]
C000193974 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[116]
C000193974 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[116]
C000193974 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[116]
C000193974 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[117]
C000193974 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[117]
C000193974 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[117]
C000193974 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[117]
C000193974 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[117]
C000193974 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[117]
C000193974 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[117]
C000193974 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[117]
C000193974 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[117]
C000193974 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[117]
C000193974 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[117]
C000193974 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[117]
C000193974 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[117]
C000193974 [Member] | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[117]
C000193974 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[117]
C000193974 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193974 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000193974 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193974 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000193974 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000193974 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193974 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199990 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[118]
C000199990 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[118]
C000199990 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[118]
C000199990 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[118]
C000199990 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[118]
C000199990 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[118]
C000199990 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[118]
C000199990 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[118]
C000199990 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[118]
C000199990 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[118]
C000199990 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[118]
C000199990 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[118]
C000199990 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[118]
C000199990 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[118]
C000199990 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[118]
C000199990 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000199990 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199990 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000199989 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[119]
C000199989 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[119]
C000199989 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[119]
C000199989 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[119]
C000199989 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[119]
C000199989 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[119]
C000199989 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[119]
C000199989 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[119]
C000199989 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[119]
C000199989 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[119]
C000199989 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[119]
C000199989 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[119]
C000199989 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[119]
C000199989 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[119]
C000199989 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[119]
C000199989 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000199989 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000199991 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[120]
C000199991 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[120]
C000199991 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[120]
C000199991 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[120]
C000199991 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[120]
C000199991 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[120]
C000199991 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[120]
C000199991 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[120]
C000199991 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[120]
C000199991 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[120]
C000199991 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[120]
C000199991 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[120]
C000199991 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[120]
C000199991 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[120]
C000199991 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[120]
C000199991 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000199991 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000199991 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000199992 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[121]
C000199992 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[121]
C000199992 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[121]
C000199992 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[121]
C000199992 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[121]
C000199992 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[121]
C000199992 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[121]
C000199992 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[121]
C000199992 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[121]
C000199992 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[121]
C000199992 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[121]
C000199992 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[121]
C000199992 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[121]
C000199992 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[121]
C000199992 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[121]
C000199992 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000199992 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000199992 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000199994 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000199994 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199994 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[122]
C000199994 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[122]
C000199994 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[122]
C000199994 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[122]
C000199994 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[122]
C000199994 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[122]
C000199994 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[122]
C000199994 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[122]
C000199994 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[122]
C000199994 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[122]
C000199994 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[122]
C000199994 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[122]
C000199994 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[122]
C000199994 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[122]
C000199994 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[122]
C000199994 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000199994 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199994 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199994 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000199994 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199994 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199994 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000199994 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199994 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000199994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000199993 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000199993 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199993 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[123]
C000199993 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[123]
C000199993 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[123]
C000199993 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[123]
C000199993 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[123]
C000199993 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[123]
C000199993 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[123]
C000199993 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[123]
C000199993 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[123]
C000199993 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[123]
C000199993 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[123]
C000199993 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[123]
C000199993 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[123]
C000199993 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[123]
C000199993 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[123]
C000199993 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000199993 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199993 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199993 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000199993 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199993 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199993 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000199993 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199993 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000199993 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000199996 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199996 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000199996 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000199996 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000199997 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199997 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000199997 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000199997 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000199998 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199998 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000199998 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000199998 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000199999 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000199999 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000199999 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000199999 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000200000 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000200000 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200000 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000200000 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000211494 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000211494 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211494 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[124]
C000211494 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[124]
C000211494 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[124]
C000211494 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[124]
C000211494 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[124]
C000211494 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[124]
C000211494 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[124]
C000211494 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[124]
C000211494 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[124]
C000211494 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[124]
C000211494 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[124]
C000211494 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[124]
C000211494 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[124]
C000211494 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[124]
C000211494 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[124]
C000211494 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211494 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211494 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211494 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211494 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211494 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000211494 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211494 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211494 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211494 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211494 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211494 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211494 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211494 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211494 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211494 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000211494 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000211493 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000211493 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211493 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[125]
C000211493 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[125]
C000211493 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[125]
C000211493 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[125]
C000211493 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[125]
C000211493 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[125]
C000211493 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[125]
C000211493 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[125]
C000211493 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[125]
C000211493 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[125]
C000211493 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[125]
C000211493 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[125]
C000211493 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[125]
C000211493 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[125]
C000211493 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[125]
C000211493 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211493 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211493 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211493 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211493 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211493 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000211493 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211493 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211493 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211493 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211493 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211493 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211493 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211493 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211493 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211493 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000211493 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000214976 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[126]
C000214976 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[126]
C000214976 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[126]
C000214976 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[126]
C000214976 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[126]
C000214976 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[126]
C000214976 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[126]
C000214976 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[126]
C000214976 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[126]
C000214976 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[126]
C000214976 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[126]
C000214976 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[126]
C000214976 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[126]
C000214976 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[126]
C000214976 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[126]
C000214976 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214976 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000214975 [Member] | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[127]
C000214975 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[127]
C000214975 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[127]
C000214975 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[127]
C000214975 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[127]
C000214975 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[127]
C000214975 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[127]
C000214975 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[127]
C000214975 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[127]
C000214975 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[127]
C000214975 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[127]
C000214975 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[127]
C000214975 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[127]
C000214975 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[127]
C000214975 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[127]
C000214975 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000222244 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222244 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222244 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000222243 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222243 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222243 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%

[1]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[2]	Percentages exclude derivatives (other than purchased options), if any.
[3]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[4]	Percentages exclude derivatives (other than purchased options), if any.
[5]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[6]	Percentages exclude derivatives (other than purchased options), if any.
[7]	Percentages exclude derivatives (other than purchased options), if any.
[8]	Percentages exclude derivatives (other than purchased options), if any.
[9]	Percentages exclude derivatives (other than purchased options), if any.
[10]	Percentages exclude derivatives (other than purchased options), if any.
[11]	Percentages exclude derivatives (other than purchased options), if any.
[12]	Percentages exclude derivatives (other than purchased options), if any.
[13]	Percentages exclude derivatives (other than purchased options), if any.
[14]	Percentages exclude derivatives (other than purchased options), if any.
[15]	Percentages exclude derivatives (other than purchased options), if any.
[16]	Percentages exclude derivatives (other than purchased options), if any.
[17]	Percentages exclude derivatives (other than purchased options), if any.
[18]	Percentages exclude derivatives (other than purchased options), if any.
[19]	Percentages exclude derivatives (other than purchased options), if any.
[20]	Percentages exclude derivatives (other than purchased options), if any.
[21]	Percentages exclude derivatives (other than purchased options), if any.
[22]	Percentages exclude derivatives (other than purchased options), if any.
[23]	Percentages exclude derivatives (other than purchased options), if any.
[24]	Percentages exclude derivatives (other than purchased options), if any.
[25]	Percentages exclude derivatives (other than purchased options), if any.
[26]	Percentages exclude derivatives (other than purchased options), if any.
[27]	Percentages exclude derivatives (other than purchased options), if any.
[28]	Percentages exclude derivatives (other than purchased options), if any.
[29]	Percentages exclude derivatives (other than purchased options), if any.
[30]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[31]	Percentages exclude derivatives (other than purchased options), if any.
[32]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[33]	Percentages exclude derivatives (other than purchased options), if any.
[34]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[35]	Percentages exclude derivatives (other than purchased options), if any.
[36]	Percentages exclude derivatives (other than purchased options), if any.
[37]	Percentages exclude derivatives (other than purchased options), if any.
[38]	Percentages exclude derivatives (other than purchased options), if any.
[39]	Percentages exclude derivatives (other than purchased options), if any.
[40]	Percentages exclude derivatives (other than purchased options), if any.
[41]	Percentages exclude derivatives (other than purchased options), if any.
[42]	Percentages exclude derivatives (other than purchased options), if any.
[43]	Percentages exclude derivatives (other than purchased options), if any.
[44]	Percentages exclude derivatives (other than purchased options), if any.
[45]	Percentages exclude derivatives (other than purchased options), if any.
[46]	Percentages exclude derivatives (other than purchased options), if any.
[47]	Percentages exclude derivatives (other than purchased options), if any.
[48]	Percentages exclude derivatives (other than purchased options), if any.
[49]	Percentages exclude derivatives (other than purchased options), if any.
[50]	Percentages exclude derivatives (other than purchased options), if any.
[51]	Percentages exclude derivatives (other than purchased options), if any.
[52]	Percentages exclude derivatives (other than purchased options), if any.
[53]	Percentages exclude derivatives (other than purchased options), if any.
[54]	Percentages exclude derivatives (other than purchased options), if any.
[55]	Percentages exclude derivatives (other than purchased options), if any.
[56]	Percentages exclude derivatives (other than purchased options), if any.
[57]	Percentages exclude derivatives (other than purchased options), if any.
[58]	Percentages exclude derivatives (other than purchased options), if any.
[59]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[60]	Percentages exclude derivatives (other than purchased options), if any.
[61]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[62]	Percentages exclude derivatives (other than purchased options), if any.
[63]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[64]	Percentages exclude derivatives (other than purchased options), if any.
[65]	Percentages exclude derivatives (other than purchased options), if any.
[66]	Percentages exclude derivatives (other than purchased options), if any.
[67]	Percentages exclude derivatives (other than purchased options), if any.
[68]	Percentages exclude derivatives (other than purchased options), if any.
[69]	Percentages exclude derivatives (other than purchased options), if any.
[70]	Percentages exclude derivatives (other than purchased options), if any.
[71]	Percentages exclude derivatives (other than purchased options), if any.
[72]	Percentages exclude derivatives (other than purchased options), if any.
[73]	Percentages exclude derivatives (other than purchased options), if any.
[74]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[75]	Percentages exclude derivatives (other than purchased options), if any.
[76]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[77]	Percentages exclude derivatives (other than purchased options), if any.
[78]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[79]	Percentages exclude derivatives (other than purchased options), if any.
[80]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[81]	Percentages exclude derivatives (other than purchased options), if any.
[82]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[83]	Percentages exclude derivatives (other than purchased options), if any.
[84]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[85]	Percentages exclude derivatives (other than purchased options), if any.
[86]	Percentages exclude derivatives (other than purchased options), if any.
[87]	Percentages exclude derivatives (other than purchased options), if any.
[88]	Percentages exclude derivatives (other than purchased options), if any.
[89]	Percentages exclude derivatives (other than purchased options), if any.
[90]	Percentages exclude derivatives (other than purchased options), if any.
[91]	Percentages exclude derivatives (other than purchased options), if any.
[92]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[93]	Percentages exclude derivatives (other than purchased options), if any.
[94]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[95]	Percentages exclude derivatives (other than purchased options), if any.
[96]	Percentages exclude derivatives (other than purchased options), if any.
[97]	Percentages exclude derivatives (other than purchased options), if any.
[98]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[99]	Percentages exclude derivatives (other than purchased options), if any.
[100]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[101]	Percentages exclude derivatives (other than purchased options), if any.
[102]	Percentages exclude derivatives (other than purchased options), if any.
[103]	Percentages exclude derivatives (other than purchased options), if any.
[104]	Percentages exclude derivatives (other than purchased options), if any.
[105]	Percentages exclude derivatives (other than purchased options), if any.
[106]	Percentages exclude derivatives (other than purchased options), if any.
[107]	Percentages exclude derivatives (other than purchased options), if any.
[108]	Percentages exclude derivatives (other than purchased options), if any.
[109]	Percentages exclude derivatives (other than purchased options), if any.
[110]	Percentages exclude derivatives (other than purchased options), if any.
[111]	Percentages exclude derivatives (other than purchased options), if any.
[112]	Percentages exclude derivatives (other than purchased options), if any.
[113]	Percentages exclude derivatives (other than purchased options), if any.
[114]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[115]	Percentages exclude derivatives (other than purchased options), if any.
[116]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[117]	Percentages exclude derivatives (other than purchased options), if any.
[118]	Percentages exclude derivatives (other than purchased options), if any.
[119]	Percentages exclude derivatives (other than purchased options), if any.
[120]	Percentages exclude derivatives (other than purchased options), if any.
[121]	Percentages exclude derivatives (other than purchased options), if any.
[122]	Percentages exclude derivatives (other than purchased options), if any.
[123]	Percentages exclude derivatives (other than purchased options), if any.
[124]	Percentages exclude derivatives (other than purchased options), if any.
[125]	Percentages exclude derivatives (other than purchased options), if any.
[126]	Percentages exclude derivatives (other than purchased options), if any.
[127]	Percentages exclude derivatives (other than purchased options), if any.